Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per share of common stock (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class A
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per share of common stock (Parentheticals) [Line Items]
Weighted average shares outstanding diluted	25,095,264	21,972,877
Net income (loss) per share of common stock diluted	$ 0.35	$ (0.08)
Class B
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per share of common stock (Parentheticals) [Line Items]
Weighted average shares outstanding diluted	6,325,000	6,216,507
Net income (loss) per share of common stock diluted	$ 0.35	$ (0.08)